Receivables from customers (Details) - Schedule of receivables from customers - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Receivables from Customers [Abstract]
Receivable due from trading solution services	$ 3,773,982	$ 1,230,542
Total	$ 3,773,982	$ 1,230,542